Revenue (Details 1 ) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [Abstract]
Subscription and services	$ 43,108	$ 38,785	$ 41,741
Interest revenue	28,098	26,436	27,208
Total revenue	$ 71,206	$ 65,221	$ 68,949